13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2005

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      November 14, 2005

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	64
Form 13F Information Table Value Total: 	$287300

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     8167   192608 SH       SOLE                   192608
American International Group   COM              026874107    10103   163063 SH       SOLE                   163063
Amgen                          COM              031162100      371     4653 SH       SOLE                     4653
Anadarko Petroleum Corp        COM              032511107    10933   114187 SH       SOLE                   114187
Applied Materials              COM              038222105     6261   369187 SH       SOLE                   369187
Automatic Data Processing      COM              053015103     7325   170181 SH       SOLE                   170181
Bank of America Corp           COM              060505104      356     8467 SH       SOLE                     8467
Berkshire Hathaway Inc Cl A    CL A             084670108     2132     2600 SH       SOLE                     2600
BP Plc Spon Adr                SPONSORED ADR    055622104      260     3671 SH       SOLE                     3671
Cadbury Schweppes ADR F        ADR              127209302     7080   173831 SH       SOLE                   173831
Chevron Texaco Corp            COM              166764100      406     6273 SH       SOLE                     6273
Cisco Systems Inc.             COM              17275r102     6027   336353 SH       SOLE                   336353
Citigroup Inc                  COM              172967101     8551   187854 SH       SOLE                   187854
Cohen & Steers Slct Util Fd    COM              19248a109      544    24784 SH       SOLE                    24784
Colgate Palmolive              COM              194162103      200     3795 SH       SOLE                     3795
Comcast Corp Special Cl A      CL A SPL         20030n200    10414   361839 SH       SOLE                   361839
Conoco Phillips                COM              20825c104      221     3156 SH       SOLE                     3156
Costco                         COM              22160k105      257     5962 SH       SOLE                     5962
Diageo ADR                     SPON ADR NEW     25243q205     9610   165653 SH       SOLE                   165653
Discovery Holding Co  A        CL A COM         25468y107     1099    76167 SH       SOLE                    76167
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      445    24080 SH       SOLE                    24080
Eaton Vance Insured CA Muni Fd COM              27858a100      257    18430 SH       SOLE                    18430
Eli Lilly & Company            COM              532457108     4098    76564 SH       SOLE                    76564
Evergreen Managed Income Fund  COM              30024y104     1715   102072 SH       SOLE                   102072
Exxon Corp                     COM              30231g102      647    10179 SH       SOLE                    10179
Fannie Mae                     COM              313586109     5815   129750 SH       SOLE                   129750
Fifth Third Bancorp            COM              316773100     5493   149475 SH       SOLE                   149475
First Data Corporation         COM              319963104     8380   209490 SH       SOLE            	    209490
Freddie Mac                    COM              313400301    11259   199414 SH       SOLE                   199414
General Electric Company       COM              369604103     7224   214554 SH       SOLE                   214554
Goldman Sachs Group Inc        COM              38141g104     8455    69539 SH       SOLE                    69539
Home Depot Inc                 COM              437076102     8678   227538 SH       SOLE                   227538
Int'l Business Machines Corp   COM              459200101      370     4607 SH       SOLE                     4607
Intel Corp.                    COM              458140100      479    19412 SH       SOLE                    19412
Johnson & Johnson              COM              478160104      625     9875 SH       SOLE                     9875
JPMorgan Chase                 COM              46625h100      300     8834 SH       SOLE                     8834
Liberty Media - A              CL A             530718105     6309   783739 SH       SOLE                   783739
Microsoft Corp.                COM              594918104    10589   411534 SH       SOLE                   411534
National Oilwell Varco Inc     COM              637071101     5888    89480 SH       SOLE                    89480
Neuberger Berman CA Int Mun    COM              64123c101      380    27200 SH       SOLE                    27200
Novartis AG ADR                SPONSORED ADR   	66987V109     8052   157874 SH       SOLE                   157874
Nuveen CA Muni Value Fund      COM              67062c107      933    95000 SH       SOLE                    95000
Nuveen CA Municipal Market Opp COM              67062u107      192    12600 SH       SOLE                    12600
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106      332    24500 SH       SOLE                    24500
Oracle Corp                    COM              68389x105      480    38709 SH       SOLE                    38709
Pepsico Inc                    COM              713448108    10705   188766 SH       SOLE                   188766
Pfizer Inc.                    COM              717081103     8396   336258 SH       SOLE                   336258
Pimco CA Municipal Inc Fd III  COM              72201c109     1070    70870 SH       SOLE                    70870
Pimco Floating Rate Strtgy F   COM              72201j104      758    42478 SH       SOLE                    42478
Pimco High Income Fund         COM              722014107     2275   152667 SH       SOLE                   152667
Pimco Municipal Income Fd II   COM              72200w106      556    36200 SH       SOLE                    36200
Procter& Gamble Co             COM              742718109      311     5229 SH       SOLE                     5229
Qualcomm Inc                   COM              747525103    27321   610529 SH       SOLE                   610529
Samaritan Pharimaceuticals     COM              79586q108       28    53500 SH       SOLE                    53500
Smith International            COM              832110100      909    27304 SH       SOLE                    27304
The Bank of New York           COM              064057102     6547   222599 SH       SOLE                   222599
Time Warner Inc                COM              887317105      275    15183 SH       SOLE                    15183
Tribune Co                     COM              896047107     7893   232893 SH       SOLE                   232893
Verizon Communications Com     COM              92343v104      227     6944 SH       SOLE                     6944
Wal Mart Stores Inc            COM              931142103     7230   164994 SH       SOLE                   164994
Walt Disney Co                 COM DISNEY       254687106     5931   245791 SH       SOLE                   245791
Washington Mutual Inc          COM              939322103     9320   237639 SH       SOLE                   237639
Waste Management Inc           COM              94106l109     9567   334391 SH       SOLE                   334391
Wells Fargo & Company          COM              949746fa4      269     4588 SH       SOLE                     4588